BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of borrowings

	As of December 31,
	2022	2023
	US$	US$
Current
Short-term borrowings:
Bank loans	10,768,745	4,235,673
Current portion of long-term borrowings	2,850,128	4,161,549
Total current borrowings	13,618,873	8,397,222
Non-Current
Long-term borrowings:
Bank loans	14,146,541	13,540,034
Total non-current borrowings	14,146,541	13,540,034
Total borrowings	27,765,414	21,937,256

Schedule of future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2023 were as follows:

As of December 31,
2023
US$
2024	8,397,222
2025	13,116,467
2026	423,567
21,937,256